Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables
	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Accrued liabilities	166,741	214,402	341,635	297,635
Other payables	22,542	28,986	102,657	110,879
GST payables	154,298	198,403	316,422	55,200
Accrued liabilities and other payables	343,581	441,791	760,714	463,714